OTHER CURRENT ASSETS (Details 1) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Jul. 31, 2018	Mar. 27, 2021	Jun. 27, 2020	Jun. 27, 2020	Jun. 29, 2019	Jun. 27, 2020
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Fair value ending balance		$ 3,036,791	$ 13,018,791	$ 3,786,791	$ 13,018,791	$ 3,786,791
Settlement of Liabilities		(750,000)
Fair value beginning balance		3,786,791	13,018,791
Additions					8,759,791
Unrealized Gain on Changes in Fair Value of Investments			3,787,665		4,259,000
Non-Cash Additions			287,000
Unrealized Loss on Changes in Fair Value of Investments			(8,353,843)
Transfer to Assets Held For Sale			(8,456,665)
Transferred Back from Assets Held for Sale			3,503,843
Fair value ending balance		3,036,791	3,786,791	3,786,791	13,018,791
ToroVerde Inc [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Ownership						14.30%
Voting interests percentages						14.30%
Hacienda Company, LLC [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Ownership						3.20%
Voting interests percentages						3.20%
Old Pal [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Voting interests percentages						1.40%
The Hacienda Company LLC [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Fair value ending balance		750,000	2,209,000	750,000	2,209,000	$ 750,000
Settlement of Liabilities		(750,000)
Fair value beginning balance		750,000	2,209,000
Additions					1,500,000
Unrealized Gain on Changes in Fair Value of Investments			1,294,843		709,000
Non-Cash Additions
Unrealized Loss on Changes in Fair Value of Investments			(2,753,843)
Transfer to Assets Held For Sale			(3,503,843)
Transferred Back from Assets Held for Sale			3,503,843
Fair value ending balance			750,000	750,000	2,209,000
Aggregate purchase price	1,500,000
Old Pal [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Fair value ending balance		1,970,000	4,430,000	1,970,000	4,430,000	$ 1,970,000
Settlement of Liabilities
Fair value beginning balance		1,970,000	4,430,000
Additions					2,000,000
Unrealized Gain on Changes in Fair Value of Investments			2,492,822		2,430,000
Non-Cash Additions
Unrealized Loss on Changes in Fair Value of Investments
Transfer to Assets Held For Sale			(4,952,822)
Transferred Back from Assets Held for Sale
Fair value ending balance		1,970,000	1,970,000	1,970,000	4,430,000
Ownership						2.60%
Old Pal [Member] | October 2018 and March 2019 [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Aggregate purchase price				$ 2,000,000
Outstanding units percentages				10.00%
Other Investments [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Fair value ending balance		1,066,791	779,791	$ 1,066,791	779,791	$ 1,066,791
Settlement of Liabilities
Fair value beginning balance		1,066,791	779,791
Additions					259,791
Unrealized Gain on Changes in Fair Value of Investments					520,000
Non-Cash Additions			287,000
Unrealized Loss on Changes in Fair Value of Investments
Transfer to Assets Held For Sale
Transferred Back from Assets Held for Sale
Fair value ending balance		1,066,791	1,066,791	1,066,791	779,791
ToroVerde Inc [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Fair value ending balance			5,600,000		5,600,000
Fair value beginning balance			5,600,000
Additions					5,000,000
Unrealized Gain on Changes in Fair Value of Investments					600,000
Non-Cash Additions
Unrealized Loss on Changes in Fair Value of Investments			(5,600,000)
Transfer to Assets Held For Sale
Transferred Back from Assets Held for Sale
Fair value ending balance					$ 5,600,000
Common shares purchased	9,000,000
Aggregate purchase price	$ 5,000,000
Common shares purchase price per share	$ 0.56